FAIR VALUES OF ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities measured at fair value on a recurring basis
Marketable securities	$ 734	$ 11,577
Derivative warrant liability	41	1,314	$ 1,907
Recurring basis
Assets and liabilities measured at fair value on a recurring basis
Cash equivalents	16,524	21,353	14,804
Marketable securities	734	11,577	5,274
Derivative warrant liability	41	1,314	1,907
Recurring basis | Level 1
Assets and liabilities measured at fair value on a recurring basis
Cash equivalents	16,524	21,353	14,804
Recurring basis | Level 2
Assets and liabilities measured at fair value on a recurring basis
Marketable securities	734	11,577	5,274
Derivative warrant liability	$ 41	$ 1,314	$ 1,907